Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B TRUST
Monthly Servicer's Certificate
for the month of November 2012

Collection Period	Nov-12	30/360 Days	30
Distribution Date	17-Dec-12	Actual/360 Days	32

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,330,906,953.89	864,882,380.85	829,477,978.51
YSOC		28,823,603.60	15,142,350.72	14,214,491.13
Total Adjusted Portfolio		1,302,083,350.29	849,740,030.13	815,263,487.38	0.626122
Total Adjusted Securities		1,302,083,350.29	849,740,030.13	815,263,487.38	0.626122
Class A-1 Notes	0.40817%	293,000,000.00	(0.00)	(0.00)	(0.000000)
Class A-2 Notes	0.74000%	487,000,000.00	327,656,679.84	293,180,137.09	0.602013
Class A-3 Notes	0.95000%	370,000,000.00	370,000,000.00	370,000,000.00	1.000000
Class A-4 Notes	1.24000%	100,000,000.00	100,000,000.00	100,000,000.00	1.000000
Certificates	0.00000%	52,083,350.29	52,083,350.29	52,083,350.29	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	34,476,542.75	202,054.95	70.7937223	0.4148972
Class A-3 Notes	0.00	292,916.67	-	0.7916667
Class A-4 Notes	0.00	103,333.33	-	1.0333333
Certificates	0.00	0.00	-	-
Total Securities	34,476,542.75	598,304.95

I. COLLECTIONS

Interest:
Interest Collections		1,857,420.72
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,857,420.72

Principal:
Principal Collections		34,563,764.67
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		34,563,764.67

Recoveries of Defaulted Receivables		380,416.86
Servicer Advances		0.00

Total Collections		36,801,602.25

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	59,933	849,740,030.13
Total Principal Payment		34,476,542.75
	59,011	815,263,487.38

III. DISTRIBUTIONS

Total Collections		36,801,602.25
Reserve Account Draw		0.00
Total Available for Distribution		36,801,602.25

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B TRUST
Monthly Servicer's Certificate
for the month of November 2012

1. Reimbursement of Advance	6,607.78

2. Servicing Fee:
Servicing Fee Due	720,735.32
Servicing Fee Paid	720,735.32
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	202,054.95

Class A-2 Notes Monthly Interest Paid	202,054.95
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	292,916.67

Class A-3 Notes Monthly Interest Paid	292,916.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	103,333.33

Class A-4 Notes Monthly Interest Paid	103,333.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	598,304.95
Total Note Monthly Interest Paid	598,304.95
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	35,475,954.20

4. Total Monthly Principal Paid on the Notes	34,476,542.75

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	34,476,542.75
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B TRUST
Monthly Servicer's Certificate
for the month of November 2012

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		999,411.45
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		999,411.45

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,208.38
Required Reserve Account Amount		3,255,208.38
Beginning Reserve Account Balance		3,255,208.38
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,208.38

Required Reserve Account Amount for Next Period		3,255,208.38

VI. POOL STATISTICS

Weighted Average Coupon		2.56%
Weighted Average Remaining Maturity		39.64

Principal Recoveries of Defaulted Receivables		380,416.86
Principal on Defaulted Receivables		840,637.67
Pool Balance at Beginning of Collection Period		864,882,380.85
Net Loss Ratio		0.64%

Net Loss Ratio for Second Preceding Collection Period		0.26%
Net Loss Ratio for Preceding Collection Period		0.35%
Net Loss Ratio for Current Collection Period		0.64%
Average Net Loss Ratio		0.42%

Cumulative Net Losses for all Periods		3,860,201.23

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,680,253.68	370
61-90 Days Delinquent	1,466,115.92	103
91-120 Days Delinquent	211,012.53	15
Total Delinquent Receivables:	7,357,382.13	488
61+ Days Delinquencies as Percentage of Receivables	0.21%	0.20%

Delinquency Ratio for Second Preceding Collection Period		0.16%
Delinquency Ratio for Preceding Collection Period		0.17%
Delinquency Ratio for Current Collection Period		0.20%
Average Delinquency Ratio		0.18%

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B TRUST
Monthly Servicer's Certificate
for the month of November 2012

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No